Contract assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 97,333,105	$ 71,023,301
Less: progress billings	(57,343,747)	(31,857,462)
Contract assets	39,989,358	39,165,839
Contract assets, current	31,438,860	34,280,084
Contract assets, non-current	$ 8,550,498	$ 4,885,755